Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Guangzhou Jiatu Culture Media Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Related party transactions amount	[1]		$ 65,085
Stewart Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Related party transactions amount		37,620
Yuxia XU [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Related party transactions amount		10,037
Shanghai Stamp Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Related party transactions amount		$ 4,287

[1]	On June 2, 2022, the Company’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.